EMPLOYEE BENEFITS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 21, 2013 Long-term Debt [Member]	Sep. 30, 2013 Retirement Registered Saving Plan [Member]	Sep. 30, 2012 Retirement Registered Saving Plan [Member]	Sep. 30, 2013 Retirement Registered Saving Plan [Member]	Sep. 30, 2012 Retirement Registered Saving Plan [Member]	Dec. 31, 2012 Retirement Registered Saving Plan [Member]	Dec. 31, 2011 Retirement Registered Saving Plan [Member]	Sep. 30, 2013 401 (K) [Member]	Sep. 30, 2013 401 (K) [Member]
Maximum employee’s contributions	23.00%	22.00%				10.00%		10.00%			4.00%
Employer contributions				$ 68	$ 267	$ 67	$ 251	$ 325	$ 31	$ 28	$ 35
Common stock share issued			792,513
Restricted stock share issued			396,256